7. Goodwill And Intangible Assets,Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assetsnet Tables
Intangible assets in the consolidated balance sheets

Intangible assets included in the consolidated balance sheets as of December 31, 2012 and 2011 comprised of:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥36,270,003	¥-	$-
Software	5 years	6,588,516	6,298,813	289,703	46,500
Internally generated software	4 years	51,752,702	30,202,201	21,550,501	3,459,094
Trademark	Indefinite	376,000	-	376,000	60,352
Balance at December 31, 2012		¥94,987,221	¥72,771,017	¥22,216,204	$3,565,946

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥32,970,671	¥3,299,332
Software	5 years	6,588,516	5,327,401	1,261,115
Internally generated software	4 years	39,803,101	27,548,572	12,254,529
Trademark	Indefinite	376,000	-	376,000
Balance at of December 31, 2011		¥83,037,620	¥65,846,644	¥17,190,976

Estimated Amortization Expenses

Estimated aggregate amortization related to the existing intangible assets with definite lives for the each of succeeding five years is as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
For the years ending December 31,
2013	¥3,438,580	$551,930
2014	5,820,282	934,220
2015	5,460,368	876,449
2016	4,082,131	655,227
2017	3,038,842	487,768
Thereafter	-	-